Fees Summary	Jun. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,405,000
Total Fee Amount	4,195.71
Total Offset Amount	0.00	[1]
Net Fee	$ 4,195.71

[1]	Represents shares that may be issued under the Avanos Medical, Inc. 2021 Long Term Incentive Plan, as amended (the “Plan”), including additional shares that may become issuable in accordance with the adjustment and anti-dilution provisions of the Plan.
(2)Determined pursuant to Rule 457(c) and 457(h) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Company’s common stock (“Common Stock”) on the New York Stock Exchange on June 13, 2025.
(3)The Registrant does not have any fee offsets.